Condensed Consolidated Statements Of Stockholders' Equity - USD ($) $ in Thousands	Total	Limited Liability Company Common Unit	Limited Liability Company Preferred Unit	Limited Liability Company Senior priority Unit	Member Units	Accumulated Deficit	Common Stock	Preferred Stock	Additional Paid-in Capital
Common Units - Beginning Balance (Shares) at Dec. 31, 2018		750		0
Preferred Units - Beginning Balance (Shares) at Dec. 31, 2018			39,228
Beginning Balance member capital at Dec. 31, 2018			$ 39,074		$ 39,074
Balance at Beginning of Period at Dec. 31, 2018	$ 27,199					$ (11,875)
Proceeds from sale of Greenidge Coin, LLC preferred units (Shares)			15,000
Proceeds from sale of Greenidge Coin, LLC preferred units	15,000		$ 15,000		15,000
Net income (loss)	$ (8,475)					(8,475)
Common Units - Ending Balance (Shares) at Dec. 31, 2019	750	750		0
Preferred Units - Ending Balance (Shares) at Dec. 31, 2019			54,228
Ending Balance member capital at Dec. 31, 2019	$ 54,074		$ 54,074		54,074
Balance at End of Period at Dec. 31, 2019	33,724					(20,350)
Net income (loss)	(1,606)					(1,606)
Common Units - Ending Balance (Shares) at Mar. 31, 2020		750
Preferred Units - Ending Balance (Shares) at Mar. 31, 2020			54,228
Ending Balance member capital at Mar. 31, 2020			$ 54,074		54,074
Balance at End of Period at Mar. 31, 2020	$ 32,118					(21,956)
Common Units - Beginning Balance (Shares) at Dec. 31, 2019	750	750		0
Preferred Units - Beginning Balance (Shares) at Dec. 31, 2019			54,228
Beginning Balance member capital at Dec. 31, 2019	$ 54,074		$ 54,074		54,074
Balance at Beginning of Period at Dec. 31, 2019	33,724					(20,350)
Net income (loss)	(2,177)
Common Units - Ending Balance (Shares) at Jun. 30, 2020		750
Preferred Units - Ending Balance (Shares) at Jun. 30, 2020			54,228
Ending Balance member capital at Jun. 30, 2020			$ 54,074		54,074
Balance at End of Period at Jun. 30, 2020	$ 31,547					(22,527)
Common Units - Beginning Balance (Shares) at Dec. 31, 2019	750	750		0
Preferred Units - Beginning Balance (Shares) at Dec. 31, 2019			54,228
Beginning Balance member capital at Dec. 31, 2019	$ 54,074		$ 54,074		54,074
Balance at Beginning of Period at Dec. 31, 2019	33,724					(20,350)
Conversion of notes payable to senior priority units—tranche 1 (Shares)				10,000
Conversion of notes payable to senior priority units—tranche 1	13,926			$ 13,926	13,926
Deemed distribution of Greenidge Coin, LLC preferred units			$ 1,276		1,276	(1,276)
Contribution of GGH Common Units for GGHI Common Stock (Shares)			(15,000)
Contribution of GGH Common Units for GGHI Common Stock			$ (16,276)	$ 16,276
Net income (loss)	$ (3,290)					(3,290)
Common Units - Ending Balance (Shares) at Dec. 31, 2020	750	750		10,000
Preferred Units - Ending Balance (Shares) at Dec. 31, 2020			39,228
Ending Balance member capital at Dec. 31, 2020	$ 69,276		$ 39,074	$ 30,202	69,276
Balance at End of Period at Dec. 31, 2020	44,360					(24,916)
Common Units - Beginning Balance (Shares) at Mar. 31, 2020		750
Preferred Units - Beginning Balance (Shares) at Mar. 31, 2020			54,228
Beginning Balance member capital at Mar. 31, 2020			$ 54,074		54,074
Balance at Beginning of Period at Mar. 31, 2020	32,118					(21,956)
Net income (loss)	(571)					(571)
Common Units - Ending Balance (Shares) at Jun. 30, 2020		750
Preferred Units - Ending Balance (Shares) at Jun. 30, 2020			54,228
Ending Balance member capital at Jun. 30, 2020			$ 54,074		54,074
Balance at End of Period at Jun. 30, 2020	$ 31,547					(22,527)
Common Units - Beginning Balance (Shares) at Dec. 31, 2020	750	750		10,000
Preferred Units - Beginning Balance (Shares) at Dec. 31, 2020			39,228
Beginning Balance member capital at Dec. 31, 2020	$ 69,276		$ 39,074	$ 30,202	69,276
Balance at Beginning of Period at Dec. 31, 2020	44,360					(24,916)
Contribution of Preferred Units, Senior Priority Units, and notes payable to related party for GGHI Common Stock (shares)			(39,228)	(10,000)			26,800,300
Contribution of Preferred Units, Senior Priority Units, and notes payable to related party for GGHI Common Stock	3,615		$ (39,074)	$ (30,202)	(69,276)		$ 3		$ 72,888
Contribution of GGH Common Units for GGHI Common Stock (Shares)		(750)					1,199,700
Proceeds from issuance of preferred stock, net of stock issuance costs (shares)								1,620,000
Proceeds from issuance of preferred stock, net of stock issuance costs	37,112							$ 1	37,112
Stock-based compensation expense	656								656
Proceeds from stock options exercised (shares)							160,000
Proceeds from stock options exercised	1,000								1,000
Stock issued to purchase miners (shares)							160,000
Stock issued to purchase miners	991								991
Net income (loss)	1,279					1,279
Balance at End of Period (shares) at Mar. 31, 2021							28,320,000	1,620,000
Balance at End of Period at Mar. 31, 2021	$ 89,014					(23,637)	$ 3	$ 1	112,647
Common Units - Beginning Balance (Shares) at Dec. 31, 2020	750	750		10,000
Preferred Units - Beginning Balance (Shares) at Dec. 31, 2020			39,228
Beginning Balance member capital at Dec. 31, 2020	$ 69,276		$ 39,074	$ 30,202	$ 69,276
Balance at Beginning of Period at Dec. 31, 2020	44,360					(24,916)
Net income (loss)	4,797
Balance at End of Period (shares) at Jun. 30, 2021							28,320,000	1,620,000
Balance at End of Period at Jun. 30, 2021	92,939					(20,119)	$ 3	$ 1	113,054
Balance at Beginning of Period at Mar. 31, 2021	89,014					(23,637)	$ 3	$ 1	112,647
Stock-based compensation expense	407								407
Net income (loss)	3,518					3,518
Balance at End of Period (shares) at Jun. 30, 2021							28,320,000	1,620,000
Balance at End of Period at Jun. 30, 2021	$ 92,939					$ (20,119)	$ 3	$ 1	$ 113,054